Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Cohen & Steers REIT and Preferred Income Fund, Inc.

280 Park Avenue

New York, New York 10017

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21326

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Cohen & Steers REIT and Preferred Income Fund, Inc. (the “Company”) to be redeemed:

Auction Market Preferred Shares, Series M7 (CUSIP: 19247X209) (“Series M7 Shares”),

Auction Market Preferred Shares, Series T7 (CUSIP: 19247X308) (“Series T7 Shares”),

Auction Market Preferred Shares, Series W7 (CUSIP: 19247X407) (“Series W7 Shares”),

Auction Market Preferred Shares, Series TH7 (CUSIP: 19247X506) (“Series TH7 Shares”),

Auction Market Preferred Shares, Series F7 (CUSIP: 19247X605) (“Series F7 Shares”),

Auction Market Preferred Shares, Series W28A (CUSIP: 19247X704) (“Series W28A Shares”),

Auction Market Preferred Shares, Series W28B (CUSIP: 19247X803) (“Series W28B Shares”),

Auction Market Preferred Shares, Series W28C (CUSIP: 19247X886) (“Series W28C Shares”),

Auction Market Preferred Shares, Series T28 (CUSIP: 19247X878) (“Series T28 Shares”),

Auction Market Preferred Shares, Series TH28 (CUSIP: 19247X860) (“Series TH28 Shares”),

(collectively, the “Preferred Shares”)

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M7	October 30, 2008
T7	October 29, 2008
W7	October 30, 2008
TH7	October 29, 2008
F7	October 30, 2008
W28A	October 30, 2008
W28B	October 30, 2008
W28C	October 30, 2008
T28	October 30, 2008
TH28	October 30, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

Series M7, T7, W7, TH7, F7, W28A, W28B and W28C Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of August 14, 2003.

Series T28 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of December 8, 2003.

Series TH28 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of October 12, 2004.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem, pro-rata (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

Series	Shares	Amount
M7	325	$8,125,000
T7	325	$8,125,000
W7	325	$8,125,000
TH7	325	$8,125,000
F7	325	$8,125,000
W28A	278	$6,950,000
W28B	278	$6,950,000
W28C	278	$6,950,000
T28	203	$5,075,000
TH28	218	$5,450,000

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 23rd day of October, 2008.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President